Merger with CPA 15 (Details 1) (CPA 15, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Sep. 28, 2012
Total Consideration:
Fair value of WP Carey common shares issued	$ 1,380,362	$ 1,380,362	$ 1,380,362
Cash consideration paid	152,356	152,356	152,356
Merger Consideration	1,532,718	1,532,718
Fair value of W. P. Carey & Co. LLC equity interest in CPA:15 prior to the Merger	107,147	107,147	107,147
Fair value of W. P. Carey & Co. LLC equity interest in jointly-owned investments with CPA:15 prior to the Merger	54,822	54,822	54,822
Total consideration	1,694,687	1,694,687
Assets Acquired at fair value:
Net investment in properties	1,762,872	1,758,372	1,762,872
Net investment in direct finanacing lease	315,789	315,789	315,789
Equity investments in real estate	166,247	164,886	166,247
Intangible assets	695,310	694,411	695,310
Cash and cash equivalents	178,945	178,945	178,945
Other assets, net	81,750	83,838	81,750
Total assets acquired	3,200,913	3,196,241
Liabilities assumed at fair value:
Non-recourse and limited recourse debt	(1,350,755)	(1,350,755)
Accounts payable, accrued expenses and other liabilities	(186,795)	(187,712)	(186,795)
Total liabilities assumed	(1,537,550)	(1,538,467)
Net identifiable assets acquired at fair value	1,663,363	1,657,774
Amount attributable to noncontrolling interest	(237,359)	(238,038)	(237,359)
Goodwill	268,683	274,951	268,683
Measurement Period Adjustment
Assets Acquired at fair value:
Net investment in properties	4,500
Equity investments in real estate	1,361
Intangible assets	899
Other assets, net	(2,088)
Total assets acquired	4,672
Liabilities assumed at fair value:
Accounts payable, accrued expenses and other liabilities	917
Total liabilities assumed	917
Net identifiable assets acquired at fair value	5,589
Amount attributable to noncontrolling interest	679
Goodwill	$ (6,268)